American Conservative Value Fund
SCHEDULE OF INVESTMENTS
October 31 2020 (unaudited)

	Security Description	Number of Shares	Fair Value

99.71%	COMMON STOCKS

8.42%	COMMUNICATION SERVICES
	ACTIVISION BLIZZARD INC	80	$6,058
	ALPHABET INC	32	51,872
	ALPHABET INC - CLASS A	32	51,716
	CENTURYLINK INC.	624	5,379
	CHARTER COMMUNICATIONS INC	29	17,511
	DISCOVERY COMMUNICATIONS, INC.	80	1,466
	DISCOVERY INC - A	60	1,214
	DISH NETWORK CORP	116	2,957
	ELECTRONIC ARTS INC	32	3,835
	FOX CORP - CLASS A	84	2,228
	FOX CORP - CLASS B	68	1,778
	INTERPUBLIC GROUP OF COS., INC.	200	3,618
	LIVE NATION ENTERTAINMENT INC	36	1,757
	NETFLIX.COM INC.	48	22,836
	NEWS CORP - A	164	2,153
	NEWS CORPORATION	128	1,667
	OMNICOM GROUP, INC.	108	5,098
	TAKE-TWO INTERACTIVE SOFTWARE INC	12	1,859
	T-MOBILE US INC	214	23,448
	VIACOMCBS INC	112	3,200
			211,647

11.95%	CONSUMER DISCRETIONARY
	ADVANCE AUTO PARTS	8	1,178
	AMAZON.COM, INC.	41	124,482
	APTIV PLC	32	3,088
	AUTOZONE, INC.	2	2,258
	BEST BUY CO., INC.	28	3,123
	BOOKING HOLDINGS INC	8	12,980
	BORGWARNER, INC.	32	1,119
	CARMAX, INC.	16	1,383
	CARNIVAL CORPORATION	88	1,206
	CHIPOTLE MEXICAN GRILL	4	4,806
	D.R. HORTON, INC.	32	2,138
	DARDEN RESTAURANTS, INC.	16	1,471
	DOLLAR GENERAL CORP.	41	8,557
	DOLLAR TREE INC	28	2,529
	DOMINO'S PIZZA INC	4	1,513
	EBAY, INC.	60	2,858
	ETSY INC	12	1,459
	EXPEDIA GROUP INC	32	3,013
	FORD MOTOR CO.	468	3,618
	GAP, INC.	24	467
	GARMIN LTD.	20	2,080
	GENUINE PARTS CO.	20	1,809
	HASBRO, INC.	8	662
	HILTON WORLDWIDE HOLDINGS INC	32	2,810
	HOME DEPOT INC/THE	115	30,672
	L BRANDS INC.	16	512
	LAS VEGAS SANDS CORP.	52	2,499
	LENNAR CORP.	24	1,686
	LKQ CORPORATION	24	768
	LOWE'S COS INC	83	13,122
	MARRIOTT INTERNATIONAL, INC. CLASS A	32	2,972
	MCDONALD'S CORP.	90	19,170
	MGM RESORTS INTERNATIONAL	32	658
	NEWELL BRANDS INC	16	283
	NORWEGIAN CRUISE LINE HOLDINGS LTD	24	399
	O'REILLY AUTOMOTIVE, INC.	8	3,493
	POLO RALPH LAUREN CORP.	4	267
	POOL CORP	4	1,399
	PULTE GROUP, INC.	12	489
	PVH CORP.	8	466
	ROSS STORES, INC.	40	3,407
	ROYAL CARIBBEAN CRUISES LTD	20	1,128
	TAPESTRY INC	24	534
	TARGET CORP.	60	9,133
	TIFFANY & CO.	8	1,047
	TJX CO., INC.	128	6,502
	TRACTOR SUPPLY CO.	12	1,599
	ULTA BEAUTY INC	4	827

American Conservative Value Fund
SCHEDULE OF INVESTMENTS
October 31 2020 (unaudited)

	Security Description	Number of Shares	Fair Value

	UNDER ARMOUR INC -CLASS C	16	$196
	UNDER ARMOUR INC-CLASS A	16	221
	VF CORP.	32	2,150
	WYNN RESORTS LTD	12	869
	YUM! BRANDS, INC.	36	3,360
			300,436

7.42%	CONSUMER STAPLES
	ALTRIA GROUP, INC.	184	6,639
	ARCHER DANIELS MIDLAND CO.	104	4,809
	BROWN-FORMAN CORP.- CLASS B	12	837
	CAMPBELL SOUP CO.	4	187
	CHURCH & DWIGHT CO. INC	20	1,768
	THE CLOROX CO.	8	1,658
	COCA-COLA CO.	445	21,387
	COLGATE-PALMOLIVE CO	80	6,311
	CONAGRA BRANDS, INC.	32	1,123
	CONSTELLATION BRANDS, INC.	16	2,644
	COSTCO WHOLESALE CORP.	62	22,172
	ESTEE LAUDER COS., CLASS A	20	4,393
	GENERAL MILLS INC	52	3,074
	HERSHEY COMPANY	12	1,650
	HORMEL FOODS CORP.	40	1,948
	J.M. SMUCKER CO.	4	449
	KELLOGG CO.	16	1,006
	KIMBERLY-CLARK CORP.	28	3,713
	THE KRAFT HEINZ CO	84	2,570
	KROGER CO.	104	3,350
	LAMB WESTON HOLDING INC	4	254
	MCCORMICK & CO., INC.	8	1,444
	MOLSON COORS BREWING COMPANY	8	282
	MONDELEZ INTERNATIONAL INC	193	10,252
	MONSTER BEVERAGE CORP	44	3,369
	PEPSICO, INC.	166	22,126
	PHILIP MORRIS INTERNATIONAL	140	9,943
	THE PROCTER & GAMBLE CO	282	38,662
	SYSCO CORP.	60	3,319
	TYSON FOODS, INC., CLASS A	32	1,831
	WALGREENS BOOTS ALLIANCE INC	100	3,404
			186,571
2.05%	ENERGY
	BAKER HUGHES CO	92	1,359
	CHEVRON CORP.	210	14,595
	CONCHO RESOURCES INCORPORATED	4	166
	CONOCOPHILLIPS	84	2,404
	EOG RESOURCES, INC.	44	1,507
	EXXON MOBIL CORPORATION	462	15,070
	HALLIBURTON CO.	80	965
	HESS CORP.	12	447
	KINDER MORGAN, INC.	184	2,190
	MARATHON PETROLEUM CORP.	80	2,360
	OCCIDENTAL PETROLEUM CORP.	80	730
	ONEOK, INC.	36	1,044
	PHILLIPS 66	56	2,613
	PIONEER NATURAL RESOURCES CO.	8	636
	SCHLUMBERGER, LTD.	148	2,211
	TECHNIPFMC PLC	36	199
	VALERO ENERGY CORP.	32	1,236
	WILLIAMS COS., INC.	92	1,765
			51,497

American Conservative Value Fund
SCHEDULE OF INVESTMENTS
October 31 2020 (unaudited)

	Security Description	Number of Shares	Fair Value

9.98%	FINANCIALS
	AFLAC, INCORPORATED	80	$2,716
	ALLSTATE CORP.	36	3,195
	AMERICAN EXPRESS CO.	56	5,109
	AMERICAN INTERNATIONAL GROUP, INC.	112	3,527
	AMERIPRISE FINANCIAL INC	16	2,573
	AON PLC	20	3,680
	ARTHUR J GALLAGHER & CO	8	830
	ASSURANT, INC.	4	497
	BANK OF AMERICA CORP	1,075	25,478
	BANK OF NEW YORK MELLON CORPORATION	116	3,986
	BERKSHIRE HATHAWAY, INC., CLASS B	225	45,428
	CAPITAL ONE FINANCIAL CORP.	40	2,923
	CBOE GLOBAL MARKETS INC	8	650
	CHUBB LIMITED	59	7,665
	CINCINNATI FINANCIAL CORP.	16	1,132
	CITIGROUP, INC.	296	12,260
	CITIZENS FINANCIAL GROUP	72	1,962
	CME GROUP INC.	44	6,632
	COMERICA, INC.	4	182
	DISCOVER FINANCIAL SERVICES	16	1,040
	EVEREST RE GROUP LTD	4	788
	FIFTH THIRD BANCORP	108	2,508
	FIRST REPUBLIC BANK/CA	24	3,027
	FRANKLIN RESOURCES, INC.	20	375
	HARTFORD FINANCIAL SERVICES GROUP	32	1,233
	HUNTINGTON BANCSHARES, INC.	120	1,253
	INTERCONTINENTAL EXCHANGE INC	68	6,419
	INVESCO LTD	16	210
	KEYCORP	116	1,506
	LINCOLN NATIONAL CORP.	16	562
	LOEWS CORP.	28	971
	M & T BANK CORP.	24	2,486
	MARKETAXESS HOLDINGS INC	4	2,155
	MARSH & MCLENNAN COS., INC.	48	4,966
	METLIFE, INC.	132	4,996
	MOODY'S CORP.	20	5,258
	MORGAN STANLEY	180	8,667
	MSCI INC	6	2,099
	NASDAQ INC	8	968
	NORTHERN TRUST CORP.	32	2,505
	PNC FINANCIAL SERVICES GROUP	76	8,503
	PRINCIPAL FINANCIAL GROUP, INC.	16	628
	PRUDENTIAL FINANCIAL, INC.	72	4,609
	RAYMOND JAMES FINANCIAL INC	16	1,223
	REGIONS FINANCIAL CORP.	152	2,022
	S&P GLOBAL INC	28	9,036
	STATE STREET CORP.	48	2,827
	SVB FINANCIAL GROUP	8	2,326
	SYNCHRONY FINANCIAL	8	200
	T. ROWE PRICE GROUP, INC.	28	3,546
	THE CHARLES SCHWAB CORP.	184	7,564
	TRAVELERS COMPANIES, INC.	32	3,863
	TRUIST FINANCIAL CORP	192	8,087
	U.S. BANCORP	232	9,036
	WILLIS TOWERS WATSON PLC	12	2,190
	WR BERKLEY CORP	8	481
	ZIONS BANCORP.	16	516
			251,074

American Conservative Value Fund
SCHEDULE OF INVESTMENTS
October 31 2020 (unaudited)

	Security Description	Number of Shares	Fair Value

14.45%	HEALTHCARE
	ABBOTT LABORATORIES	201	$21,127
	ABBVIE INC.	205	17,446
	ABIOMED INC	4	1,008
	AGILENT TECHNOLOGIES INC.	20	2,042
	ALEXION PHARMACEUTICALS, INC.	32	3,684
	ALIGN TECHNOLOGY INC	8	3,409
	AMERISOURCEBERGEN CORP.	24	2,306
	AMGEN INC	64	13,884
	ANTHEM INC	20	5,456
	BAXTER INTERNATIONAL, INC.	48	3,723
	BECTON DICKINSON & CO.	28	6,472
	BIOGEN INC	20	5,041
	BIO-RAD LABORATORIES INC	1	586
	BOSTON SCIENTIFIC CORP.	144	4,935
	BRISTOL-MYERS SQUIBB CO.	275	16,074
	CARDINAL HEALTH, INC.	48	2,198
	CATALENT INC	8	702
	CENTENE CORPORATION	44	2,600
	CERNER CORP.	32	2,243
	CIGNA CORP	46	7,681
	COOPER COS., INC.	4	1,276
	CVS HEALTH CORP	144	8,077
	DANAHER CORP.	69	15,838
	DENTSPLY SIRONA INC	12	566
	DEXCOM INC	8	2,557
	EDWARDS LIFESCIENCES CORP.	56	4,015
	ELI LILLY & CO.	99	12,916
	GILEAD SCIENCES INC	160	9,304
	HCA HEALTHCARE INC	24	$2,975
	HENRY SCHEIN, INC.	8	509
	HOLOGIC, INC.	12	826
	HUMANA, INC.	11	4,392
	IDEXX LABORATORIES INC	6	2,549
	ILLUMINA INC	15	4,391
	INCYTE CORPORATION	32	2,772
	INTUITIVE SURGICAL, INC.	12	8,005
	IQVIA HOLDINGS INC	16	2,464
	LABORATORY CORP. OF AMERICA HOLDINGS	8	1,598
	MCKESSON CORP.	20	2,950
	MEDTRONIC PLC	147	14,784
	MERCK & CO., INC.	304	22,864
	METTLER-TOLEDO INTERNATIONAL INC	1	998
	MYLAN NV	68	989
	PERRIGO CO PLC	24	1,053
	PFIZER, INC.	627	22,246
	QUEST DIAGNOSTICS, INC.	8	977
	REGENERON PHARMACEUTICALS, INC.	13	7,066
	RESMED INC	8	1,536
	STRYKER CORP.	36	7,272
	TELEFLEX INC	2	636
	THERMO FISHER SCIENTIFIC, INC.	42	19,871
	UNITEDHEALTH GROUP, INC.	98	29,904
	UNIVERSAL HEALTH SERVICES	4	438
	VARIAN MEDICAL SYSTEMS, INC.	4	691
	VERTEX PHARMACEUTICALS, INC.	41	8,543
	WEST PHARMACEUTICAL SERVICES INC.	4	1,088
	ZIMMER BIOMET HOLDINGS INC	20	2,642
	ZOETIS INC	58	9,196
			363,389

American Conservative Value Fund
SCHEDULE OF INVESTMENTS
October 31 2020 (unaudited)

	Security Description	Number of Shares	Fair Value

8.17%	INDUSTRIALS
	AMERICAN AIRLINES GROUP	60	$677
	AMETEK, INC.	16	1,571
	BOEING CO/THE	52	7,508
	C.H. ROBINSON WORLDWIDE, INC.	12	1,061
	CARRIER GLOBAL CORP	44	1,469
	CATERPILLAR, INC.	60	9,423
	CINTAS CORP.	8	2,516
	COPART INC	24	2,649
	CSX CORP.	76	5,999
	CUMMINS INC	20	4,398
	DEERE & CO.	32	7,229
	DELTA AIR LINES, INC.	88	2,696
	EATON CORP PLC	44	4,567
	EMERSON ELECTRIC CO.	68	4,406
	EQUIFAX, INC.	12	1,639
	EXPEDITORS INTERNATIONAL OF WASHINGTON INC	16	1,414
	FASTENAL CO.	64	2,767
	FEDEX CORP.	24	6,227
	FORTIVE CORPORATION	32	1,971
	GENERAL DYNAMICS CORP.	20	2,627
	GENERAL ELECTRIC CO.	884	6,559
	HONEYWELL INTERNATIONAL, INC.	90	14,846
	IHS MARKIT LTD	52	4,205
	ILLINOIS TOOL WORKS, INC.	24	4,701
	INGERSOLL RAND INC	36	1,258
	J.B. HUNT TRANSPORT SERVICES INC	4	487
	JACOBS ENGINEERING GROUP, INC.	12	1,140
	JOHNSON CONTROLS INTERNATIONAL PLC	104	4,390
	KANSAS CITY SOUTHERN INDUSTRIES INC	4	705
	L3HARRIS TECHNOLOGIES INC	24	3,867
	LOCKHEED MARTIN CORP.	27	9,454
	NIELSEN HOLDINGS PLC	20	270
	NORFOLK SOUTHERN CORP.	28	5,855
	NORTHROP GRUMMAN CORP.	16	4,637
	OLD DOMINION FREIGHT LINE	8	1,523
	OTIS WORLDWIDE CORP	24	1,471
	PACCAR, INC.	36	3,074
	PARKER HANNIFIN CORP.	12	2,500
	QUANTA SERVICES, INC.	4	250
	RAYTHEON TECHNOLOGIES CORP	164	8,908
	REPUBLIC SERVICES, INC.	12	1,058
	ROCKWELL AUTOMATION, INC.	4	948
	ROPER TECHNOLOGIES INC	12	4,456
	SOUTHWEST AIRLINES CO.	60	2,372
	STANELY BLACK AND DECKER INC	16	2,659
	TRANE TECHNOLOGIES PLC	20	2,655
	TRANSDIGM GROUP INC	4	1,910
	UNION PACIFIC CORP.	72	12,758
	UNITED AIRLINES HOLDINGS INC	28	948
	UNITED PARCEL SERVICE, INC., CLASS B	72	11,312
	VERISK ANALYTICS INC	21	3,737
	W.W. GRAINGER, INC.	4	1,400
	WABTEC CORP	16	949
	WASTE MANAGEMENT, INC.	44	4,748
	XYLEM INC.	8	697
			205,521

American Conservative Value Fund
SCHEDULE OF INVESTMENTS
October 31 2020 (unaudited)

	Security Description	Number of Shares	Fair Value

28.74%	INFORMATION TECHNOLOGY
	ACCENTURE PLC	78	$16,919
	ADOBE INC	54	24,143
	ADVANCED MICRO DEVICES, INC.	108	8,131
	AKAMAI TECHNOLOGIES, INC.	16	1,522
	AMPHENOL CORP., CLASS A	32	3,611
	ANALOG DEVICES, INC.	36	4,267
	ANSYS INC	8	2,435
	APPLE INC.	1,521	165,576
	APPLIED MATERIALS, INC.	88	5,212
	ARISTA NETWORKS INC	8	1,671
	AUTODESK, INC.	24	5,653
	AUTOMATIC DATA PROCESSING, INC.	58	9,162
	BROADCOM INC	40	13,985
	BROADRIDGE FINANCIAL SOLUTIONS INC	12	1,651
	CADENCE DESIGN SYSTEMS	36	3,937
	CDW CORP/DE	12	1,471
	CISCO SYSTEMS, INC.	506	18,165
	CITRIX SYSTEMS, INC.	4	453
	COGNIZANT TECHNOLOGY SOLUTIONS CORP.	64	4,571
	CORNING INC	80	2,558
	DXC TECHNOLOGY CO	24	442
	F5 NETWORKS, INC.	4	532
	FIDELITY NATIONAL INFORMATION SERVICES, INC.	64	7,974
	FISERV, INC.	60	5,728
	FLEETCOR TECHNOLOGIES INC	4	884
	FLIR SYSTEMS, INC.	8	278
	FORTINET INC	16	1,766
	GARTNER GROUP, INC.	8	961
	GLOBAL PAYMENTS INC	28	4,417
	HEWLETT-PACKARD ENTERPRISE COMPANY	140	1,210
	HP INC	152	2,730
	INTEL CORP	441	19,527
	INTERNATIONAL BUSINESS MACHINES CORP.	100	11,166
	INTUIT, INC.	32	10,070
	JUNIPER NETWORKS, INC.	12	237
	KEYSIGHT TECHNOLOGIES INC	16	1,678
	KLA CORP	12	2,366
	LAM RESEARCH CORP.	15	5,131
	LEIDOS HOLDINGS	12	996
	MATERCARD INC. - CLASS A	89	25,689
	MAXIM INTEGRATED PRODUCTS INC	4	279
	MICROCHIP TECHNOLOGY INC	20	2,102
	MICRON TECHNOLOGY, INC.	112	5,638
	MICROSOFT CORP.	743	150,435
	MOTOROLA SOLUTIONS, INC.	16	2,529
	NETAPP, INC.	12	527
	NORTONLIFELOCK INC	36	741
	NVIDIA CORP.	61	30,583
	ORACLE CORP.	218	12,232
	PAYCHEX, INC.	40	3,290
	PAYCOM SOFTWARE INC	4	1,456
	PAYPAL HOLDINGS INC	116	21,591
	QORVO INC	4	509
	QUALCOMM, INC.	111	13,693
	SEAGATE TECHNOLOGY PLC	12	574
	SERVICENOW INC	20	9,951
	SKYWORKS SOLUTIONS, INC.	12	1,695
	SYNOPSYS INC	20	4,277
	TE CONNECTIVITY LTD.	40	3,875
	TERADYNE, INC.	12	1,054
	TEXAS INSTRUMENTS, INC.	92	13,302
	TYLER TECHNOLOGIES INC.	4	1,538
	VERISIGN, INC.	24	4,577
	VISA INC	178	32,344
	VONTIER CORP	8	230
	WESTERN DIGITAL CORP.	32	1,207
	XILINX, INC.	20	2,374
	ZEBRA TECHNOLOGIES CORP	4	1,135
			722,613

American Conservative Value Fund
SCHEDULE OF INVESTMENTS
October 31 2020 (unaudited)

	Security Description	Number of Shares	Fair Value

2.84%	MATERIALS
	AIR PRODUCTS & CHEMICALS	27	$7,458
	ALBEMARLE CORP.	4	373
	AMCOR PLC	188	1,961
	BALL CORP.	40	3,560
	CELANESE CORPORATION	4	454
	CORTEVA INC	84	2,770
	DOW INC	84	3,821
	DUPONT DE NEMOURS INC	92	5,233
	ECOLAB, INC.	28	5,141
	FMC CORP.	4	411
	FREEPORT-MCMORAN INC.	132	2,289
	INTERNATIONAL FLAVORS & FRAGRANCES	8	821
	INTERNATIONAL PAPER CO.	56	2,450
	LINDE PLC	69	15,203
	LYONDELLBASELL INDUSTRIES NV CL A	24	1,643
	MOSAIC CO. (THE)	28	518
	NEWMONT GOLDCORP CORP	76	4,776
	NUCOR CORP.	20	955
	PACKAGING CORP OF AMERICA	8	916
	PPG INDUSTRIES, INC.	24	3,113
	SHERWIN-WILLIAMS CO.	9	6,192
	VULCAN MATERIALS CO.	4	579
	WESTROCK COMPANY	24	901
			71,539

2.57%	REAL ESTATE
	ALEXANDRIA REAL ESTATE EQUITIES INC	8	1,212
	AMERICAN TOWER CORP. REIT	44	10,105
	AVALONBAY COMMUNITIES INC.	12	1,670
	BOSTON PROPERTIES, INC.	4	290
	CBRE GROUP INC CL A	48	2,419
	CROWN CASTLE INTERNATIONAL CORP.	44	6,873
	DIGITAL REALTY TRUST INC	28	4,040
	DUKE REALTY CORP	8	304
	EQUINIX INC	12	8,775
	EQUITY RESIDENTIAL (REIT)	36	1,691
	ESSEX PROPERTY TRUST INC	4	818
	EXTRA SPACE STORAGE, INC.	4	464
	HEALTHPEAK PROPERTIES INC	44	1,187
	HOST HOTELS & RESORTS, INC.	64	671
	MID-AMERICA APARTMENT COMMUNITIES INC	4	467
	PROLOGIS, INC.	88	8,730
	PUBLIC STORAGE	20	4,581
	REALTY INCOME CORP	24	1,389
	SBA COMMUNICATIONS CORP	8	2,323
	SIMON PROPERTY GROUP, INC.	20	1,256
	VENTAS, INC.	32	1,263
	WELLTOWER INC	40	2,151
	WEYERHAEUSER CO.	72	1,965
			64,642

American Conservative Value Fund
SCHEDULE OF INVESTMENTS
October 31 2020 (unaudited)

	Security Description	Number of Shares	Fair Value

3.12%	UTILITIES
	AES CORP.	24	$468
	AMEREN CORP.	8	649
	AMERICAN ELECTRIC POWER CO., INC.	52	4,676
	AMERICAN WATER WORKS CO INC	8	1,204
	CENTERPOINT ENERGY, INC.	36	761
	CONSOLIDATED EDISON, INC.	32	2,512
	DOMINION ENERGY, INC.	92	7,391
	DTE ENERGY CO.	16	1,975
	DUKE ENERGY CORP.	88	8,106
	EDISON INTERNATIONAL	40	2,242
	ENTERGY CORP.	12	1,215
	EVERSOURCE ENERGY	32	2,793
	EXELON CORP.	120	4,787
	FIRSTENERGY CORP.	60	1,783
	NEXTERA ENERGY INC	238	17,424
	PPL CORP.	28	770
	PUBLIC SERVICE ENTERPRISE GROUP, INC.	44	2,559
	SEMPRA ENERGY	32	4,012
	THE SOUTHERN COMPANY	120	6,894
	WEC ENERGY GROUP	28	2,815
	XCEL ENERGY, INC	48	3,361
			78,395

99.71%	TOTAL COMMON STOCKS		2,507,325

99.71%	TOTAL INVESTMENTS		2,507,325
0.29%	Other assets, net of liabilities		7,371
100.00%	NET ASSETS		$2,514,696

* Effective 7 day yield as of October 31, 2020

In accordance with U.S. GAAP, “fair value” is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. U.S. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of October 31, 2020:

	Level 1	Level 2	Level 3
		Other Significant	Significant
		Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Common Stock	$2,507,325	$—	$—	$2,507,325
Total Investments	$2,507,325	$—	$—	$2,507,325

The Fund held no Level 3 securities at any time during the period.

There were no transfers into or out of Levels 1 and 2 during the period ended October 31, 2020.

At October 31, 2020, the cost of investments for Federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal income tax purpose is $2,512,133 and the related tax-based net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$26,567
Gross unrealized depreciation	(24,353)
Net unrealized appreciation	$2,214